Insurance Contract Liabilities and Reinsurance Assets - Summary of Carrying Value of Assets Backing Net Insurance Contract Liabilities, Other Liabilities and Capital (Detail) - CAD ($) $ in Millions	Dec. 31, 2019	Dec. 31, 2018
Disclosure Of Carrying Value Measurement Of Assets [Line Items]
Carrying value of total assets	$ 809,130	$ 750,271
Mortgages [Member]
Disclosure Of Carrying Value Measurement Of Assets [Line Items]
Carrying value of total assets	49,376	48,363
Private placements [Member]
Disclosure Of Carrying Value Measurement Of Assets [Line Items]
Carrying value of total assets	37,979	35,754
Real estate [Member]
Disclosure Of Carrying Value Measurement Of Assets [Line Items]
Carrying value of total assets	12,928	12,777
Debt securities [Member]
Disclosure Of Carrying Value Measurement Of Assets [Line Items]
Carrying value of total assets	198,122	185,594
Public equities [Member]
Disclosure Of Carrying Value Measurement Of Assets [Line Items]
Carrying value of total assets	22,851	19,179
Other [Member]
Disclosure Of Carrying Value Measurement Of Assets [Line Items]
Carrying value of total assets	487,874	448,604
Individual insurance participating [Member]
Disclosure Of Carrying Value Measurement Of Assets [Line Items]
Carrying value of total assets	66,817	57,886
Individual insurance participating [Member] | Mortgages [Member]
Disclosure Of Carrying Value Measurement Of Assets [Line Items]
Carrying value of total assets	2,921	2,218
Individual insurance participating [Member] | Private placements [Member]
Disclosure Of Carrying Value Measurement Of Assets [Line Items]
Carrying value of total assets	4,658	4,151
Individual insurance participating [Member] | Real estate [Member]
Disclosure Of Carrying Value Measurement Of Assets [Line Items]
Carrying value of total assets	3,336	3,106
Individual insurance participating [Member] | Debt securities [Member]
Disclosure Of Carrying Value Measurement Of Assets [Line Items]
Carrying value of total assets	34,169	30,934
Individual insurance participating [Member] | Public equities [Member]
Disclosure Of Carrying Value Measurement Of Assets [Line Items]
Carrying value of total assets	10,907	8,416
Individual insurance participating [Member] | Other [Member]
Disclosure Of Carrying Value Measurement Of Assets [Line Items]
Carrying value of total assets	10,826	9,061
Individual insurance non-participating [Member]
Disclosure Of Carrying Value Measurement Of Assets [Line Items]
Carrying value of total assets	138,096	127,035
Individual insurance non-participating [Member] | Mortgages [Member]
Disclosure Of Carrying Value Measurement Of Assets [Line Items]
Carrying value of total assets	12,140	11,111
Individual insurance non-participating [Member] | Private placements [Member]
Disclosure Of Carrying Value Measurement Of Assets [Line Items]
Carrying value of total assets	16,020	14,131
Individual insurance non-participating [Member] | Real estate [Member]
Disclosure Of Carrying Value Measurement Of Assets [Line Items]
Carrying value of total assets	6,446	6,028
Individual insurance non-participating [Member] | Debt securities [Member]
Disclosure Of Carrying Value Measurement Of Assets [Line Items]
Carrying value of total assets	74,113	67,387
Individual insurance non-participating [Member] | Public equities [Member]
Disclosure Of Carrying Value Measurement Of Assets [Line Items]
Carrying value of total assets	6,453	5,562
Individual insurance non-participating [Member] | Other [Member]
Disclosure Of Carrying Value Measurement Of Assets [Line Items]
Carrying value of total assets	22,924	22,816
Annuities and pensions [Member]
Disclosure Of Carrying Value Measurement Of Assets [Line Items]
Carrying value of total assets	38,585	39,572
Annuities and pensions [Member] | Mortgages [Member]
Disclosure Of Carrying Value Measurement Of Assets [Line Items]
Carrying value of total assets	5,203	4,972
Annuities and pensions [Member] | Private placements [Member]
Disclosure Of Carrying Value Measurement Of Assets [Line Items]
Carrying value of total assets	6,957	6,960
Annuities and pensions [Member] | Real estate [Member]
Disclosure Of Carrying Value Measurement Of Assets [Line Items]
Carrying value of total assets	1,082	1,214
Annuities and pensions [Member] | Debt securities [Member]
Disclosure Of Carrying Value Measurement Of Assets [Line Items]
Carrying value of total assets	19,865	20,469
Annuities and pensions [Member] | Public equities [Member]
Disclosure Of Carrying Value Measurement Of Assets [Line Items]
Carrying value of total assets	204	172
Annuities and pensions [Member] | Other [Member]
Disclosure Of Carrying Value Measurement Of Assets [Line Items]
Carrying value of total assets	5,274	5,785
Other insurance contract liabilities [Member]
Disclosure Of Carrying Value Measurement Of Assets [Line Items]
Carrying value of total assets	66,310	61,236
Other insurance contract liabilities [Member] | Mortgages [Member]
Disclosure Of Carrying Value Measurement Of Assets [Line Items]
Carrying value of total assets	7,916	8,732
Other insurance contract liabilities [Member] | Private placements [Member]
Disclosure Of Carrying Value Measurement Of Assets [Line Items]
Carrying value of total assets	9,122	8,581
Other insurance contract liabilities [Member] | Real estate [Member]
Disclosure Of Carrying Value Measurement Of Assets [Line Items]
Carrying value of total assets	1,731	1,799
Other insurance contract liabilities [Member] | Debt securities [Member]
Disclosure Of Carrying Value Measurement Of Assets [Line Items]
Carrying value of total assets	31,620	28,435
Other insurance contract liabilities [Member] | Public equities [Member]
Disclosure Of Carrying Value Measurement Of Assets [Line Items]
Carrying value of total assets	253	262
Other insurance contract liabilities [Member] | Other [Member]
Disclosure Of Carrying Value Measurement Of Assets [Line Items]
Carrying value of total assets	15,668	13,427
Other Liabilities [member]
Disclosure Of Carrying Value Measurement Of Assets [Line Items]
Carrying value of total assets	441,953	408,532
Other Liabilities [member] | Mortgages [Member]
Disclosure Of Carrying Value Measurement Of Assets [Line Items]
Carrying value of total assets	21,165	21,295
Other Liabilities [member] | Private placements [Member]
Disclosure Of Carrying Value Measurement Of Assets [Line Items]
Carrying value of total assets	1,090	1,772
Other Liabilities [member] | Real estate [Member]
Disclosure Of Carrying Value Measurement Of Assets [Line Items]
Carrying value of total assets	113	397
Other Liabilities [member] | Debt securities [Member]
Disclosure Of Carrying Value Measurement Of Assets [Line Items]
Carrying value of total assets	8,828	10,061
Other Liabilities [member] | Public equities [Member]
Disclosure Of Carrying Value Measurement Of Assets [Line Items]
Carrying value of total assets	381	589
Other Liabilities [member] | Other [Member]
Disclosure Of Carrying Value Measurement Of Assets [Line Items]
Carrying value of total assets	410,376	374,418
Capital [Member]
Disclosure Of Carrying Value Measurement Of Assets [Line Items]
Carrying value of total assets	57,369	56,010
Capital [Member] | Mortgages [Member]
Disclosure Of Carrying Value Measurement Of Assets [Line Items]
Carrying value of total assets	31	35
Capital [Member] | Private placements [Member]
Disclosure Of Carrying Value Measurement Of Assets [Line Items]
Carrying value of total assets	132	159
Capital [Member] | Real estate [Member]
Disclosure Of Carrying Value Measurement Of Assets [Line Items]
Carrying value of total assets	220	233
Capital [Member] | Debt securities [Member]
Disclosure Of Carrying Value Measurement Of Assets [Line Items]
Carrying value of total assets	29,527	28,308
Capital [Member] | Public equities [Member]
Disclosure Of Carrying Value Measurement Of Assets [Line Items]
Carrying value of total assets	4,653	4,178
Capital [Member] | Other [Member]
Disclosure Of Carrying Value Measurement Of Assets [Line Items]
Carrying value of total assets	$ 22,806	$ 23,097